Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	2021	2020	2019
Net realized investment gains on fixed maturities and short-term investments	$19,893	$24,828	$243,508
Net realized investment gains on equities	78,501	21,538	6,545
Net realized investment gains (losses) on other invested assets	103,011	(30,436)	830
Net realized investment gains	$201,405	$15,930	$250,883
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	$(558,466)	$219,946	$190,343
Change in net unrealized investment gains on equities	198,780	167,456	403,011
Change in net unrealized investment gains on other invested assets	196,926	58,452	44,441
Net other realized and unrealized investment (losses) gains	(848)	(1,346)	969
Change in net unrealized investment (losses) gains	$(163,608)	$444,508	$638,764
Impairment loss on investments in real estate	$—	$(6,119)	$(2,977)
Net realized and unrealized investment gains	$37,797	$454,319	$886,670

Net investment income
The components of net investment income for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	2021	2020	2019
Fixed maturities	$301,391	$290,259	$379,939
Short-term investments and cash and cash equivalents	4,860	12,000	26,981
Other invested assets	90,442	89,129	68,879
Equities	12,686	3,918	(6,067)
Funds held and other (1)	17,871	16,559	18,288
Investment expenses	(50,781)	(51,197)	(39,482)
Net investment income	$376,469	$360,668	$448,538

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 7.3%, 0.1% to 6.5% and 0.1% to 5.1% for the years ended December 31, 2021, 2020 and 2019, respectively.